Supplement dated December 26, 2019
to the following Statement of Additional Information (SAI):
SAI	SAI Dated
Columbia Funds Variable Series Trust II	7/18/2019
Effective immediately, the information in the "Subadvisers Subadvisory and Sub-Subadvisory Agreement Fee Schedules or Effective Fee Rates" table under the subsection "Investment Management and Other Services – The Investment Manager and Subadvisers – Subadvisory Agreements" of the SAI with respect to CTIVP® – Los Angeles Capital Large Cap Growth Fund is hereby superseded and replaced with the following:
Fund	Subadviser	Parent Company/Other Information	Fee Schedule
VP – Los Angeles Large Cap Growth Fund	Los Angeles Capital (effective May 1, 2017)	K	0.300% on the first $100 million, declining to 0.115% on all assets as asset levels increase(g)
(g)	Effective December 1, 2019, the subadvisory fee schedule changed resulting in a fee rate decrease for certain asset levels.
The rest of the section remains the same.
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI with respect to CTIVP® – AQR International Core Equity Fund, Columbia Variable Portfolio – Commodity Strategy Fund, Columbia Variable Portfolio – Core Equity Fund, Columbia Variable Portfolio – Disciplined Core Fund, Columbia Variable Portfolio – Large Cap Growth Fund, CTIVP® – MFS Value Fund, Columbia Variable Portfolio – Select Large Cap Equity Fund, Columbia Variable Portfolio – Select Mid Cap Value Fund, Columbia Variable Portfolio – Select Small Cap Value Fund, and Columbia Variable Portfolio– U.S. Equities Fund is hereby superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2018, unless otherwise noted
VP – AQR International Core Equity Fund	AQR: Michele Aghassi	19 RICs 19 PIVs 14 other accounts	$11.16 billion $10.29 billion $4.42 billion	16 PIVs ($7.92 B) 4 other accounts ($1.51 B)	AQR	AQR
	Andrea Frazzini	36 RICs 29 PIVs 35 other accounts	$19.85 billion $16.35 billion $17.41 billion	26 PIVs ($13.98 B) 9 other accounts ($1.97 B)
	Jacques Friedman(i)	45 RICs 43 PIVs 107 other accounts	$26.73 billion $20.71 billion $53.37 billion	38 PIVs ($18.24 B) 34 other accounts ($15.61 B)
	Ronen Israel(h)	27 RICs 57 PIVs 49 other accounts	$12.96 billion $22.12 billion $24.84 billion	52 PIVs ($19.68 B) 16 other accounts ($7.55 B)
	Lars Nielsen(h)	28 RICs 57 PIVs 49 other accounts	$13.11 billion $22.12 billion $24.84 billion	52 PIVs ($19.68 B) 16 other accounts ($7.55 B)
VP – Commodity Strategy Fund	Marc Khalamayzer(f)	5 RICs 6 other accounts	$643.36 million $0.46 million	None	Columbia Management	Columbia Management
	Matthew Ferrelli(f)	1 RIC 2 other accounts	$596.18 million $0.15 million	None
S-6466-336 A (12/19)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Core Equity Fund	Brian Condon	22 RICs 2 PIVs 66 other accounts	$12.56 billion $94.13 million $6.74 billion	None	Columbia Management	Columbia Management
	Peter Albanese	16 RICs 2 PIVs 64 other accounts	$12.51 billion $94.13 million $6.73 billion	None
	Raghavendran Sivaraman(g)	6 RICs 3 other accounts	$57.61 million $0.98 million	None
VP – Disciplined Core Fund	Brian Condon	22 RICs 2 PIVs 66 other accounts	$7.91 billion $94.13 million $6.74 billion	None	Columbia Management	Columbia Management
	Peter Albanese	16 RICs 2 PIVs 64 other accounts	$7.86 billion $94.13 million $6.73 billion	None
	Raghavendran Sivaraman(g)	6 RICs 3 other accounts	$57.61 million $0.98 million	None
VP – Large Cap Growth Fund	Melda Mergen(f)	5 RICs 14 other accounts	$3.47 billion $549.94 million	None	Columbia Management	Columbia Management
	Peter Santoro(f)	5 RICs 1 PIV 57 other accounts	$19.45 billion $45.47 million $2.22 billion	None
	Tchintcia Barros	2 RICs 7 other accounts	$4.49 billion $272.63 million	None
VP – MFS Value Fund	MFS: Nevin Chitkara	17 RICs 8 PIVs 42 other accounts	$65.23 billion $6.19 billion $21.88 billion	None	MFS	MFS
	Steve Gorham(j)	16 RICs 8 PIVs 42 other accounts	$65.19 billion $6.19 billion $21.88 billion	None
	Katherine Cannan(h)	None	None	None
VP – Select Large Cap Equity Fund	Peter Santoro	5 RICs 1 PIV 58 other accounts	$13.01 billion $23.74 million $1.85 billion	None	Columbia Management	Columbia Management
	Melda Mergen	4 RICs 14 other accounts	$2.04 billion $477.55 million	None
	Tiffany Wade(f)	1 RIC 4 other accounts	$165.31 million $0.49 million	None
VP – Select Mid Cap Value Fund	Kari Montanus	3 RICs 23 other accounts	$1.95 billion $31.23 million	None	Columbia Management	Columbia Management
	Jonas Patrikson	3 RICs 25 other accounts	$1.95 billion $31.11 million	None
VP – Select Small Cap Value Fund	Kari Montanus	3 RICs 23 other accounts	$2.13 billion $31.23 million	None	Columbia Management	Columbia Management
	Jonas Patrikson	3 RICs 25 other accounts	$2.13 billion $31.11 million	None
S-6466-336 A (12/19)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – U.S. Equities Fund	Columbia Management: Peter Albanese	16 RICs 2 PIVs 64 other accounts	$12.21 billion $94.13 million $6.73 billion	None	Columbia Management	Columbia Management
	Brian Condon	22 RICs 2 PIVs 66 other accounts	$12.57 billion $94.13 million $6.74 billion	None
	Jarl Ginsberg	4 RICs 72 other accounts	$2.31 billion $57.27 million	None
	Christian Stadlinger	4 RICs 65 other accounts	$2.31 billion $61.37 million	None
	Columbia WAM: Richard Watson	2 RICs 1 PIV 2 other accounts	$857.83 million $15.69 million $0.85 million	None	Columbia WAM	Columbia WAM
	Matthew Litfin	5 RICs 7 other accounts	$6.58 billion $19.65 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of September 30, 2019.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2019
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of November 30, 2019.
(i)	Mr. Friedman is expected to retire effective December 31, 2019. Accordingly, effective January 1, 2020, all references to Mr. Friedman in the SAI for the corresponding fund are hereby removed.
(j)	Mr. Gorham is expected to retire effective December 31, 2020. Accordingly, effective January 1, 2021, all references to Mr. Gorham in the SAI for the corresponding fund are hereby removed.
The rest of the section remains the same.
Effective immediately, the tables under the caption "Ongoing Portfolio Holdings Disclosure Arrangements" in the "Other Practices –Disclosure of Portfolio Holdings Information" section of the SAI are hereby superseded and replaced with the following:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
Accudelta	Used to report returns and analytics to client facing materials.	Monthly
BlackRock, Inc.	Used for front office trading, risk and analytics as well as back office settlements and trade routing.	Daily
Black Mountain	Used for front office bank loan analytics, trading and compliance.	Daily
Bloomberg, L.P.	Used for portfolio analytics, statistical analysis and independent research.	Daily, Monthly and Quarterly
Bolger, Inc.	Used for commercial printing.	As Needed
Boston Investors Communications Group, LLC (BICG)	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Monthly
S-6466-336 A (12/19)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Capital Markets Services (CMS) Group	Used for intraday post-trade information when equity exposures (either via futures or options trades) are modified beyond certain limits for VP – Managed Volatility Funds.	As Needed
Catapult ME, Inc.	Used for commercial printing.	As Needed
Citigroup, Inc.	Used for mortgage decision support.	Daily
Curtis 1000	Used for commercial printing.	As Needed
Donnelley Financial Solutions	Used to provide Edgar filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Elevation Exhibits & Events	Used for trade show exhibits.	As Needed
Equifax, Inc.	Used to ensure that Columbia Management does not violate the Office of Foreign Assets Control (OFAC) sanction requirements.	Daily
Ernst & Young, LLP	Used to analyze PFIC investments.	Monthly
Eze Software Group, LLC	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
FactSet Research Systems, Inc.	Used to calculate portfolio performance attribution, portfolio analytics, data for fundamental research, and general market news and analysis.	Daily
Fidelity National Information Services, Inc.	Used as portfolio accounting system.	Daily
Goldman Sachs Asset Management, L.P., as agent to KPMG LLP	Holdings by Columbia Contrarian Core Fund and Columbia High Yield Bond Fund in certain audit clients of KPMG LLP to assist the accounting firm in complying with its regulatory obligations relating to independence of its audit clients.	Monthly
Harte-Hanks, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
IHS Markit, Ltd.	Used for an asset database for analytics and investor reporting.	As Needed
Imagine! Print Solutions	Used for commercial printing.	As Needed
Institutional Shareholder Services Inc. (ISS)	Used for proxy voting administration and research on proxy matters.	Daily
Intex Solutions Inc.	Used to provide mortgage analytics.	Periodic
Investment Company Institute (ICI)	Disclosure of Form N-PORT data.	As Needed
Investment Technology Group, Inc.	Used to evaluate and assess trading activity, execution and practices.	Quarterly
Investortools, Inc.	Used for municipal bond analytics, research and decision support.	As Needed
JDP Marketing Services	Used to write or edit Columbia Fund shareholder reports, quarterly fund commentaries, and communications, including shareholder letters and management’s discussion of Columbia Fund performance.	Monthly and As Needed
John Roberts, Inc.	Used for commercial printing.	As Needed
S-6466-336 A (12/19)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Kendall Press	Used for commercial printing.	As Needed
Kynex, Inc.	Used to provide portfolio attribution reports for the Columbia Convertible Securities Fund. Used also for portfolio analytics.	Daily
Malaspina Communications, LLC	Used to facilitate writing management’s discussion of Columbia Fund performance for Columbia Fund shareholder reports and periodic marketing communications.	Monthly
Merrill Corporation	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Morningstar Investment Services, LLC	Used for independent research and ranking of funds. Used also for statistical analysis.	As Needed
MSCI, Inc.	Used as a hosted portfolio management platform designed for research, reporting, strategy development, portfolio construction and performance and risk attribution. Used for risk analysis and reporting.	Daily
NASDAQ	Used to evaluate and assess trading activity, execution and practices.	Daily
R. R. Donnelley & Sons Co.	Used to provide printing and mailing services for prospectuses, annual and semi-annual reports and supplements. Used for commercial printing.	As Needed
RegEd, Inc.	Used to review external and certain internal communications prior to dissemination.	Daily
SEI Investments Company	Used for trading wrap accounts and to reconcile wrap accounts.	Daily
SS&C Technologies, Inc.	Used to translate account positions for reconciliations.	Daily
Sustainalytics US, Inc.	Used to affirm and validate social scoring methodology of Columbia U.S. Social Bond Fund’s investment strategy.	Quarterly
S.W.I.F.T. Scrl.	Used to send trade messages via SWIFT to custodians.	Daily
Thomson Reuters Corp.	Used for statistical analysis.	Monthly
Universal Wilde	Used to provide printing and mailing services for prospectuses, annual and semi-annual reports, and supplements.	As Needed
Visions, Inc.	Used for commercial printing.	As Needed
Wilshire Associates, Inc.	Used to provide daily performance attribution reporting based on daily holdings to the investment and investment analytics teams.	Daily
Wolters Kluwer N.V.	Used to perform tax calculations specific to wash sales and used to analyze tax straddles (diminution of risk).	Monthly
S-6466-336 A (12/19)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Abel Noser, LLC	Used by certain subadvisers to provide trade execution cost analysis.	Quarterly
Accudelta	Used by certain subadvisers as a central repository of product and position data that is signed-off and ready for internal use and external distribution and compliance.	Monthly
AccuSource	Used by certain sub-advisers for custodian reconciliations.	Daily
Ashland Partners & Co., LLP	Used by certain subadvisers for organizational controls audit.	Annually
Axioma	Used by certain subadvisers for portfolio analytics and analysis.	Daily
Blackrock Financial Management, Inc.	Used by certain subadvisers for analytical services. Used by certain subadvisers for order management, and mandate monitoring.	Daily
Bloomberg, L.P.	Used by certain subadvisers for trade order management, portfolio and risk analytics, research and analytical reporting, and aggregation. Used by certain subadvisers for trade management and compliance. Used by certain subadvisers for attribution analysis. Used by certain subadvisers for trade order management, portfolio and risk analytics and best execution evaluation. Used by certain subadvisers for market data analytics. Used by certain subadvisers for analytics, risk, attribution and client reporting. Used by certain subadvisers for attribution analysis, market and security data, and financial modeling. Used by certain subadvisers for transaction cost analysis on trades. Used by certain subadvisers for portfolio management research, strategy, and data analysis. Used by certain subadvisers for portfolio attribution and risk analytics.	Daily
BNY Mellon, N.A.	Used by certain subadvisers for back or middle office asset servicing.	Daily
Brown Brothers Harriman & Co.	Used by certain subadvisers for trade matching and SWIFT messaging. Used by certain subadvisers for SWIFT messaging and reconciliation systems. Used by certain subadvisers for SWIFT and forward foreign currency exchange contracts.	Daily
Capital IQ, Inc.	Used by certain subadvisers for market data analytics.	Daily
Charles River Development, Ltd.	Used by certain subadvisers for trade order management and compliance. Used by certain subadvisers for trade attribution.	Daily
Citigroup, Inc.	Used by certain subadvisers for middle office operational services.	Daily
S-6466-336 A (12/19)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Clearwater Analytics, LLC	Used by certain subadvisers for client reporting.	Daily
Commcise	Used by certain subadvisers for reconciliation of research commissions and commission management.	Daily
Eagle Investment Systems, LLC	Used by certain subadvisers for portfolio accounting systems.	Daily
Electra Information Systems, Inc.	Used by certain subadvisers for portfolio holdings reconciliation.	Daily or Monthly
eVestment Alliance, LLC	Used by certain subadvisers to provide representative holdings to databases.	Quarterly
Eze Software Group, LLC	Used by certain subadvisers for trade order and compliance management.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for quantitative analysis for marketing, performance and distribution. Used by certain subadvisers for analytical and statistical information. Used by certain subadvisers for portfolio performance attribution and risk analytics. Used by certain subadvisers for portfolio analytics, statistical information and client reporting. Used by certain subadvisers for portfolio and security attribution. Used by certain subadvisers for transaction cost analysis reporting. Used by certain subadvisers for analytical and research information. Used by certain subadvisers for analytics, risk, attribution and client reporting. Used by certain subadvisers for performance reporting. Used by certain subadvisers for portfolio analytics and analysis.	Daily
Fidelity ActionsXchange, Inc.	Used by certain subadvisers for collecting and instructing on corporate actions.	Daily
Fidelity Corporate Action Solutions, Inc.	Used by certain subadvisers for collecting and instructing on corporate actions.	Daily
Financial Recovery Technologies, LLC	Used by certain subadvisers for class action monitoring.	Quarterly
Financial Tracking Technologies, LLC	Used by certain subadvisers for compliance monitoring.	Daily
FundApps Ltd.	Used by certain subadvisers for global regulatory shareholding disclosure.	Daily
FX Connect, LLC	Used by certain subadvisers for FX derivatives reconciliation. Used by certain subadvisers for FX trade matching and SWIFT.	Daily
FX Transparency, LLC	Used by certain subadvisers for TCA analysis.	Quarterly
Global Trading Analytics, LLC	Used by certain subadvisers for trade execution and liquidity monitoring. Used by certain subadvisers for trade analytics and best execution evaluation. Used by certain subadvisers for trade cost analysis.	Daily
S-6466-336 A (12/19)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Goldman Sachs Group, Inc.	Used by certain subadvisers for clearing treasury futures and swaps.	Daily
ICE Data Pricing & Reference Data, LLC	Used by certain subadvisers for liquidity reporting.	Daily
IHS Markit, Ltd	Used by certain subadvisers to confirm and settle bank loan trades. Used by certain subadvisers to match credit default swaps and interest rate swaps. Used by certain subadvisers for trade execution analysis.	Daily
Infinit-O Global, Ltd.	Used by certain subadvisers for reconciling cash and positions.	Daily
Institutional Shareholder Services Inc.	Used by certain subadvisers for proxy voting services and administration (for participating clients). Used by certain subadvisers for proxy voting administration and research services.	Daily
Intercontinental Exchange, Inc.	Used by certain subadvisers for portfolio liquidity measurement services. Used by certain subadvisers as a pricing vendor.	Daily
InvestCloud, Inc.	Used by certain subadvisers for reporting.	Daily
LightSpeed Data Solutions, Inc.	Used by certain subadvisers for post-trade settlement and trade communications.	Daily
Liquidnet Holdings, Inc.	Used by certain subadvisers for commission tracking and reporting.	Daily
MSCI, Inc.	Used by certain subadvisers for portfolio evaluation. Used by certain subadvisers for portfolio liquidity measurement. Used by certain sub-advisors for risk management research/strategy.	Daily
Omgeo, LLC	Used by certain subadvisers for trade settlement and trade affirmations. Used by certain subadvisers for portfolio analytics.	Daily
Schwab Compliance Technologies, Inc.	Used by certain subadvisers for compliance automation systems. Used by certain subadvisers for monitoring periods of personal trading.	Daily
SEI Investments Company	Used by certain subadvisers for position, account information, back-office and accounting systems.	Daily
Seismic Software, Inc.	Used by certain subadvisers to automate quarterly updates.	Quarterly
SS&C Technologies, Inc.	Used by certain subadvisers for portfolio accounting and risk management. Used by certain subadvisers for SWIFT messaging and reconciliation. Used by certain subadvisers for portfolio management information systems. Used by certain subadvisers for portfolio accounting systems. Used by certain subadvisers for client reconciliation.	Daily
S-6466-336 A (12/19)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
State Street Bank and Trust Company	Used by certain subadvisers for portfolio liquidity measurement services. Used by certain subadvisers for investment operations.	Daily or Monthly
State Street Global Services	Used by certain subadvisers for collateral management and SWIFT messaging enrichment for daily trade communication.	Daily
STP Investment Services, LLC	Used by certain subadvisers for portfolio accounting.	Daily
Trade Informatics, LLC	Used by certain subadvisers for asset allocation. Used by certain subadvisers for trade cost analysis.	Daily
Tradeweb Markets, LLC	Used by certain subadvisers to confirm TBA, Treasuries and Discount Notes.	Daily
TriOptima, AB	Used by certain subadvisers for derivatives reconciliation. Used by certain subadvisers for daily reconciliations on collateral management.	Daily
Vermeg, N.V.	Used by certain subadvisers for the management of swap counterparty exposure.	Daily
Virtu – Investment Technology Group, Inc.	Used by certain subadvisers for global trade management. Used by certain subadvisers for reconciliation of research commissions as part of commission management program. Used by certain subadvisers for transaction cost analysis. Used by certain subadvisers for trade execution cost analysis.	Daily or Monthly
Yield Book, Inc.	Used by certain subadvisers for analytics.	Daily
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-336 A (12/19)